Leases (Details Narrative)	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Office Premise Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Term of Contract	2 years